Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Costs [Line Items]
Directors’ remuneration	£ 1,254	£ 903	£ 1,216
Pension and other benefits	65	64	61
Directors’ remuneration & other benefits	1,319	967	1,277
Highest Paid Director [member]
Staff Costs [Line Items]
Directors’ remuneration	1,026	597	913
Pension and other benefits	65	64	61
Directors’ remuneration & other benefits	£ 1,091	£ 661	£ 974